SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation expense	$ 788	$ 1,441	$ 1,826
Less: Share-based compensation expense attributable to non-controlling interests	61	150	225
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	727	1,291	1,601
Cost of Sales [Member]
Share-based compensation expense	1	9	25
Research and Development Expense [Member]
Share-based compensation expense	387	849	929
Selling and Marketing Expense [Member]
Share-based compensation expense	36	118	196
General and Administrative Expense [Member]
Share-based compensation expense	$ 364	$ 465	$ 676